SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 17:-  SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2012	2013	2014

Financial expenses:

Interest on long-term debt	$(2)	$(36)	$(79)
Interest on short-term and long-term bank credit and bank charges	(600)	(370)	(414)
Realization of foreign currency translation adjustments	(421)	-	-
Foreign exchange losses, net	(530)	-	-

	(1,553)	(406)	(493)
Financial income:

Interest on short-term and long-term bank deposits	671	337	141
Foreign exchange derivative instruments	410	39	-
Foreign exchange gains, net	-	89	2,331

	1,081	465	2,472

	$(472)	$59	$1,979